Loans payable (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Schedule of undiscounted cash flows for bank loans

	TMS
	Device	Credit	Promissory
	Loans (i)	Facility (ii)	notes (iii)	Total

2023	$152,627	$5,741,611	—	$5,894,238
2024	60,247	5,658,909	—	5,719,156
2025	2,097	5,646,131	237,972	5,886,200
2026	—	31,270,777	—	31,270,777
2027	—	39,776,026	—	39,776,026
Thereafter	—	—	—	—
Total cash payments	$214,971	$88,093,454	$237,972	$88,546,397

(i)	TMS Device loans

Bank loans
Disclosure of detailed information about borrowings [line items]
Schedule of borrowings

	TMS
	Device	Credit	Promissory
	Loans (i)	Facility (ii)	notes (iii)	Total
Total, December 31, 2021	$54,149	$13,512,484	$—	$13,566,633
Short Term	39,723	474,269	—	513,992
Long Term	$14,426	$13,038,215	$—	$13,052,641

Total, December 31, 2022	$201,345	$52,036,483	$166,325	$52,404,153
Short Term	141,066	2,214,175	21,094	2,376,335
Long Term	$60,279	$49,822,308	$145,231	$50,027,818

	TMS
	Device	Credit	Promissory
	Loans (i)	Facility (ii)	notes (iii)	Total

Total, December 31, 2021	$54,149	$13,512,484	$—	$13,566,633
Additions through business combinations (note 5(b))	244,522	—	157,296	401,818
Proceeds from bank loans	—	55,000,000	—	55,000,000
Repayment of bank loans	(107,789)	(13,589,985)	—	(13,697,774)
Interest expense	10,463	4,446,859	9,029	4,446,351
Interest paid	—	(3,365,466)	—	(3,365,466)
Conversion instrument	—	(892,950)	—	(892,950)
Capitalized financing costs	—	(3,074,459)	—	(3,074,459)
Total, December 31, 2022	$201,345	$52,036,483	$166,325	$52,404,153

Non-controlling interest loans
Disclosure of detailed information about borrowings [line items]
Schedule of borrowings

	December 31,	December 31,
	2022	2021
Non-controlling interest loans	$94,136	$85,214